Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Summary of Maturity of Operating Lease Liability
As of September 30, 2023, the future minimum lease payments for the Company’s operating leases for each of the years ending December 31 were as follows (in thousands):

Amount
2023 (Remaining three months)	$2,155
2024	9,177
2025	8,336
2026	8,223
2027	8,493
Thereafter	50,103

Total undiscounted lease payments	86,487
Present value adjustment	(33,376)

Total net lease liabilities	$53,111

As of December 31, 2022, the future minimum lease payments for the Company’s operating leases for each of the years ending December 31 were as follows (in thousands):

Amount
2023	$4,331
2024	1,468
2025	375
Thereafter	—

Total undiscounted lease payments	6,174
Present value adjustment	(380)

Total net lease liabilities	$5,794

Summary of Supplemental Disclosure for Statement of Cash Flows Related to Operating Lease
The following information represents supplemental disclosure for the statement of cash flows related to the operating leases (in thousands):

September 30, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows under operating leases	$4,817

The following information represents supplemental disclosure for the statement of cash flows related to the operating leases (in thousands):

December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities Operating cash flows under operating leases	$6,172